CASH ACCUMULATION TRUST
840 Newport Center Drive
Newport Beach, CA 92660

                                                                 April 22, 1997

Dear Cash Accumulation Trust Shareholder:

  We are pleased to report that the Cash Accumulation Trust continues to meet its objective of providing current income, to the extent consistent with preservation of capital and liquidity. As of March 31, 1997, the Fund's 7-day yield was 4.83%. This is slightly higher than six months ago, and higher than its 7-day yield of 4.66% at the end of March, 1996.

  Given the last year's stock and bond market volatility, it is apparent that money market funds continue to play an important role in an investor's diversified portfolio. They offer the stability and liquidity that can help add balance to investments in stocks and bonds. In addition, they can serve as a temporary "parking place" until a longer-term investment choice is made.

  Of course, it is important to note that money market funds are neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

  As always, we appreciate your support and we look forward to being a part of your financial future for years to come.

Sincerely,

/s/ Stephen J. Treadway

Stephen J. Treadway
President

                           NATIONAL MONEY MARKET FUND

                            STATEMENT OF INVESTMENTS
                           MARCH 31, 1997 (UNAUDITED)

                                                                      VALUE
 FACE AMOUNT                                                         (NOTE 1)
 -----------                                                       ------------
              SHORT-TERM NOTES--100.0%
              BANKS--22.3%
              Abbey National North America Corp.:
 $ 8,500,000   5.26%, 4/23/97...................................   $  8,472,677
  10,000,000   5.57%, 5/12/97...................................      9,936,564
  10,000,000  BHF Finance (Delaware), Inc., 5.27%, 5/21/97......      9,926,806
              Commonwealth Bank of Australia:
  15,000,000   5.29%, 5/7/97....................................     14,920,650
  10,000,000   5.32%, 5/9/97....................................      9,943,844
              Cregem North America, Inc.:
   5,400,000   5.29%, 6/26/97...................................      5,331,759
  10,000,000   5.32%, 4/24/97...................................      9,966,011
  13,400,000   5.33%, 4/21/97...................................     13,360,321
   9,600,000  Deutsche Bank Financial, Inc., 5.33%, 4/1/97......      9,600,000
              Government Development Bank for Puerto Rico:
  11,000,000   5.28%, 4/22/97...................................     10,966,120
  15,200,000   5.30%, 4/18/97...................................     15,161,958
   5,300,000   5.30%, 4/23/97...................................      5,282,834
  12,760,000  Matterhorn Capital Corp., 5.24%, 4/8/97...........     12,746,999
  18,000,000  Oesterreichische Kontrollbank AG, 5.31%, 5/6/97...     17,907,075
  10,000,000  U.S. Financial, Inc., guaranteed by Commerzbank
               AG, 5.43%, 4/28/97...............................      9,959,275
                                                                   ------------
                                                                    163,482,893
                                                                   ------------
              BEVERAGES--4.7%
              Bass Finance (C.I.) Ltd., guaranteed by Bass PLC:
  10,000,000   5.33%, 5/6/97....................................      9,948,181
   5,988,000   5.37%, 5/8/97....................................      5,954,951
  13,600,000   5.52%, 4/28/97...................................     13,543,696
   5,000,000   5.55%, 5/6/97....................................      4,973,021
                                                                   ------------
                                                                     34,419,849
                                                                   ------------
              BROKER/DEALERS--13.2%
              Bear Stearns & Co., Inc.:
  15,800,000   5.35%, 4/29/97...................................     15,734,256
  16,000,000   5.52%, 5/16/97...................................     15,889,600
              Goldman Sachs Group, L.P.:
   9,200,000   5.30%, 5/5/97....................................      9,153,949
   8,000,000   5.31%, 5/9/97....................................      7,955,160
  14,600,000   5.32%, 5/8/97....................................     14,520,170

                           NATIONAL MONEY MARKET FUND

                            STATEMENT OF INVESTMENTS
                     MARCH 31, 1997 (UNAUDITED) (CONTINUED)

                                                                      VALUE
 FACE AMOUNT                                                         (NOTE 1)
 -----------                                                       ------------
              Merrill Lynch & Co., Inc.:
 $ 7,000,000   5.31%, 4/16/97...................................   $  6,984,512
   7,000,000   5.50%, 6/2/97....................................      6,933,694
  10,000,000   5.55%, 5/5/97....................................      9,947,583
  10,000,000   5.60%, 6/20/97...................................      9,875,556
                                                                   ------------
                                                                     96,994,480
                                                                   ------------
              BUILDING MATERIALS--2.8%
              Redland Finance, Inc.:
   5,000,000   5.33%, 4/14/97...................................      4,990,376
  15,200,000   5.40%, 4/24/97...................................     15,147,560
                                                                   ------------
                                                                     20,137,936
                                                                   ------------
              CHEMICALS--1.7%
  12,750,000  United States Borax & Chemicals Corp., 5.40%,
               6/16/97..........................................     12,604,650
                                                                   ------------
              COMMERCIAL FINANCE--14.6%
   6,000,000  Alpha Financial Corp., 5.30%, 5/13/97.............      5,962,900
              APRECO, Inc.:
  10,000,000   5.60%, 4/30/97...................................      9,954,889
   7,900,000   5.65%, 5/2/97....................................      7,861,564
              CIESCO L.P.:
  15,000,000   5.28%, 4/9/97....................................     14,982,400
   7,800,000   5.28%, 4/11/97...................................      7,788,560
   9,900,000   5.45%, 5/2/97....................................      9,853,539
              Corporate Receivables Corp.:
  10,000,000   5.27%, 4/4/97....................................      9,995,608
  10,000,000   5.27%, 4/10/97...................................      9,986,825
              Sheffield Receivables Corp.:
   8,000,000   5.32%, 4/10/97...................................      7,989,360
  11,100,000   5.32%, 4/11/97...................................     11,083,597
  12,008,000   5.55%, 5/1/97....................................     11,952,463
                                                                   ------------
                                                                    107,411,705
                                                                   ------------
              CONSUMER FINANCE--12.1%
              CSW Credit, Inc.:
   8,300,000   5.26%, 4/14/97...................................      8,284,235
   7,000,000   5.31%, 4/11/97...................................      6,989,675
   3,800,000   5.37%, 4/7/97....................................      3,796,599
   3,812,000   5.37%, 4/8/97....................................      3,808,020
   9,000,000   5.51%, 4/25/97...................................      8,966,940

                           NATIONAL MONEY MARKET FUND

                            STATEMENT OF INVESTMENTS
                     MARCH 31, 1997 (UNAUDITED) (CONTINUED)

                                                                      VALUE
 FACE AMOUNT                                                         (NOTE 1)
 -----------                                                       ------------
              Dean Witter, Discover & Co.:
 $15,000,000   5.32%, 4/3/97....................................   $ 14,995,567
  15,000,000   5.33%, 5/15/97...................................     14,902,283
              United States Central Credit Union:
  17,264,000   5.25%, 4/4/97....................................     17,256,447
  10,000,000   5.32%, 5/12/97...................................      9,939,411
                                                                   ------------
                                                                     88,939,177
                                                                   ------------
              ELECTRIC UTILITIES--3.7%
              National Rural Utilities Cooperative Finance
               Corp.:
   7,000,000   5.30%, 4/7/97....................................      6,993,817
  10,000,000   5.31%, 4/2/97....................................      9,998,525
  10,000,000   5.31%, 5/14/97...................................      9,936,575
                                                                   ------------
                                                                     26,928,917
                                                                   ------------
              ELECTRONICS--0.7%
   5,000,000  General Electric Co., 5.43%, 4/30/97..............      4,978,129
                                                                   ------------
              GOVERNMENT AGENCIES--1.8%
  13,000,000  Federal Home Loan Mortgage Corp., 5.64%, 8/28/97..     13,010,002
                                                                   ------------
              METAL: MISCELLANEOUS--1.4%
              RTZ America, Inc.:
   5,700,000   5.28%, 4/13/97...................................      5,664,888
   4,700,000   5.32%, 4/1/97....................................      4,700,000
                                                                   ------------
                                                                     10,364,888
                                                                   ------------
              RESTAURANTS--6.4%
              Golden Managers Acceptance Corp.:
  20,000,000   5.27%, 4/2/97....................................     19,997,072
  10,000,000   5.27%, 4/2/97....................................      9,998,536
   5,000,000   5.35%, 4/16/97...................................      4,988,854
  12,100,000   5.42%, 4/30/97...................................     12,047,170
                                                                   ------------
                                                                     47,031,632
                                                                   ------------
              SPECIAL PURPOSE FINANCIAL--12.6%
   6,500,000  Cooperative Association of Tractor Dealers, Inc.,
               5.72%, 4/8/97....................................      6,492,771
              Delaware Funding Corp.:
  15,000,000   5.28%, 4/15/97...................................     14,969,200
  15,000,000   5.60%, 5/19/97...................................     14,888,000
   5,500,000  Falcon Asset Securitization Corp., 5.32%, 4/7/97..      5,495,123

                          NATIONAL MONEY MARKET FUND

                           STATEMENT OF INVESTMENTS
                    MARCH 31, 1997 (UNAUDITED) (CONTINUED)

                                                                       VALUE
 FACE AMOUNT                                                         (NOTE 1)
 -----------                                                        -----------
              Preferred Receivables Funding Corp.:
 $10,200,000   5.30%, 4/3/97.....................................   $10,196,997
  13,500,000   5.33%, 5/12/97....................................    13,418,051
   9,000,000   5.47%, 4/16/97....................................     8,979,488
              Windmill Funding Corp.:
   5,400,000   5.33%, 4/1/97.....................................     5,400,000
  12,600,000   5.35%, 4/17/97....................................    12,570,040
                                                                    -----------
                                                                     92,409,670
                                                                    -----------
              TELEPHONE UTILITIES--2.0%
  15,000,000  Bell Atlantic Network Funding Corp., 5.60%,
               4/14/97...........................................    14,969,667
                                                                   ------------
                     TOTAL INVESTMENTS (Cost $733,683,595)  100.0% $733,683,595
                           Other Assets Net of Liabilities    0.0       119,213
                                                            -----  ------------
                                                NET ASSETS  100.0% $733,802,808
                                                            =====  ============

Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.


                See accompanying notes to financial statements.

                           NATIONAL MONEY MARKET FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 1997 (UNAUDITED)

ASSETS
  Investments, at amortized cost (cost $733,683,595)(Note 1)........ $733,683,595
  Cash..............................................................       72,243
  Receivables:
   Receivable for Fund shares sold..................................   28,976,630
   Interest.........................................................        4,806
   Other............................................................      188,927
                                                                     ------------
      Total assets..................................................  762,926,201
                                                                     ------------
LIABILITIES
  Payables and other liabilities:
   Fund shares redeemed.............................................   27,306,874
   Dividends........................................................    1,037,312
   Management fees (Note 3).........................................      242,668
   Transfer and dividend disbursing agent fees......................      136,268
   Shareholder communications.......................................       92,513
   Distribution fees (Note 4).......................................       58,013
   Trustees' fees (Note 3)..........................................       56,029
   Other............................................................      193,716
                                                                     ------------
      Total liabilities.............................................   29,123,393
                                                                     ------------
NET ASSETS.......................................................... $733,802,808
                                                                     ============
NET ASSET VALUE, REDEMPTION VALUE AND OFFERING PRICE PER SHARE
 ($733,802,808 / 733,802,808 SHARES)................................ $       1.00
                                                                     ============

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)

INVESTMENT INCOME
  Interest and discount earned...................................... $ 17,525,691
                                                                     ------------
 EXPENSES
  Management fees (Note 3)..........................................    1,350,334
  Distribution fees (Note 4)........................................      322,020
  Transfer and dividend disbursing agent fees.......................      211,607
  Legal and auditing fees...........................................      101,904
  Trustees' fees and expenses (Note 3)..............................       41,311
  Custodian fees and expenses.......................................       21,230
  Registration and filing fees......................................      143,902
  Other.............................................................        5,968
                                                                     ------------
      Total expenses................................................    2,198,276
                                                                     ------------
NET INVESTMENT INCOME AND NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS......................................................... $ 15,327,415
                                                                     ============

                See accompanying notes to financial statements.

                           NATIONAL MONEY MARKET FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                 SIX MONTHS ENDED  YEAR ENDED
                                                  MARCH 31, 1997  SEPTEMBER 30,
                                                   (UNAUDITED)        1996
                                                 ---------------- -------------
OPERATIONS
  Net investment income and net increase in net
   assets resulting from operations.............   $ 15,327,415   $ 29,603,431
                                                   ------------   ------------
DIVIDENDS TO SHAREHOLDERS.......................    (15,327,415)   (29,603,431)
                                                   ------------   ------------
BENEFICIAL INTEREST TRANSACTIONS
  Net increase (decrease) in net assets
   resulting from beneficial interest
   transactions (Note 2)........................     81,475,377    (32,900,860)
                                                   ------------   ------------
  Net increase (decrease) in net assets.........     81,475,377    (32,900,860)
NET ASSETS
  Beginning of period...........................    652,327,431    685,228,291
                                                   ------------   ------------
  End of period.................................   $733,802,808   $652,327,431
                                                   ============   ============


                See accompanying notes to financial statements.

                           NATIONAL MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS

                          SIX MONTHS ENDED            YEAR ENDED SEPTEMBER 30,
                           MARCH 31, 1997  --------------------------------------------------
                            (UNAUDITED)      1996      1995      1994      1993       1992
                          ---------------- --------  --------  --------  --------  ----------
PER SHARE OPERATING
 DATA:
Net asset value,
 beginning of period....      $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $     1.00
Income from investment
 operations--net
 investment income......          0.02         0.05      0.05      0.03      0.02        0.04
Dividends to
 shareholders...........         (0.02)       (0.05)    (0.05)    (0.03)    (0.02)      (0.04)
                              --------     --------  --------  --------  --------  ----------
Net asset value, end of
 period.................      $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $     1.00
                              ========     ========  ========  ========  ========  ==========
Total Return............           2.2%         5.0%      5.2%      3.2%      2.3%        3.7%
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in thousands)..      $733,803     $652,327  $685,228  $823,343  $652,256  $2,286,067
Ratios to average net
 assets:
 Net investment income..          4.75%(1)     4.86%     5.15%     3.20%     2.26%       3.70%
 Expenses...............          0.68%(1)     0.69%     0.69%     0.61%     0.71%       0.74%

(1) Annualized


                See accompanying notes to financial statements.

                          NATIONAL MONEY MARKET FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                MARCH 31, 1997

1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Cash Accumulation Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified, management investment company. The Trust's investment objective is current income to the extent consistent with preservation of capital and liquidity. The Trust consists of the National Money Market Fund (the "Fund"), which is managed by PIMCO Advisors L.P. ("the Manager"). The Fund also has a sub-adviser, Columbus Circle Investors ("CCI"), which, under the supervision of the Manager and the Trust's Trustees, directs the investment of the Fund's assets.

  INVESTMENT VALUATION. The Trust values its portfolio on the basis of amortized cost which approximates market value. The Trust maintains a dollar-weighted average portfolio maturity of 90 days or less and only purchases instruments having remaining maturities of 397 days or less.

  FEDERAL TAXES. No provision for federal income taxes has been made since the Trust intends to qualify as a regulated investment company under the Internal Revenue Code. The cost basis of investments approximates amortized cost, which is used for both tax and book purposes.

  OTHER. Security transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends (representing net investment income) are declared daily and paid or reinvested in additional Trust shares monthly. Investment income consists solely of interest income which includes amortization of premium and accretion of discount.

  ESTIMATES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2) SHARES AND DOLLARS OF BENEFICIAL INTEREST

  The Trust has authorized an unlimited number of $.00001 par value shares of beneficial interest. Transactions in shares and dollars of beneficial interest were as follows:

                                              SIX MONTHS ENDED   YEAR ENDED
                                                 MARCH 31,     SEPTEMBER 30,
                                                    1997            1996
                                              ---------------- --------------
Shares and dollars sold......................   2,833,816,051   5,037,785,418
Shares and dollars issued to shareholders in
 reinvestment of dividends...................      14,607,558      27,657,940
                                               --------------  --------------
    Total....................................   2,848,423,609   5,065,443,358
Shares and dollars redeemed..................  (2,766,948,232) (5,098,344,218)
                                               --------------  --------------
Net increase (decrease)......................      81,475,377     (32,900,860)
                                               ==============  ==============

3) MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

  Management fees are paid to the Manager in accordance with the investment advisory agreement (the "Agreement") with the Trust. Under the Agreement, the Manager selects and reviews investments and provides executive and other personnel for management of the Trust. For such services, the Manager receives a fee,

                          NATIONAL MONEY MARKET FUND

                                MARCH 31, 1997

3) MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES--(CONTINUED)

computed daily and paid monthly, based on the annual percentage rates of the corresponding levels of the Trust's average daily net assets as follows:

               0.425% of the first $500 million,
               0.400% of the next $500 million,
               0.375% of the next $500 million,
               0.350% of the next $500 million,
               0.325% on amounts in excess of $2 billion.

Under a sub-adviser agreement between the Manager and CCI, the Manager pays CCI a monthly fee based on the Fund's average daily net asset value at an annual rate of 0.05% of net assets.

  The Trustees have approved a unified fee plan, covering compensation from both of the Trusts for which they serve as independent Trustees, the Cash Accumulation Trust and the PIMCO Funds: Multi-Manager Series. The fee is allocated between the Trusts and among the Funds of the Trusts based on relative net assets. The total Trustees' fees to be allocated are as follows:

         Annual Retainer................................ $45,000
         Meeting Fee (each meeting attended)............   2,000
         Committees:
           Chairman.....................................   2,000
           Member.......................................   1,000

  In addition, the Trustees receive reimbursement for travel and out-of-pocket costs. Several individuals who are trustees or officers (or both) of the Trust are also directors or officers of the Manager or its affiliates.

4) DISTRIBUTION ASSISTANCE

  Pursuant to a Distribution Plan adopted by the Trust, the Trust compensated the distributor, PIMCO Funds Distribution Company, an affiliate of the Manager, $322,020 for services provided and expenses incurred during the six months ended March 31, 1997 in connection with assistance rendered in the sale of Trust shares. During the six months ended March 31, 1997, the distribution fee, which is accrued daily and paid monthly, was equal on an annual basis to 0.10% of the Trust's average daily net assets.

INVESTMENT ADVISER
PIMCO Advisors L.P.

SUB-ADVISER
Columbus Circle Investors

DISTRIBUTOR
PIMCO Funds Distribution Company

SHAREHOLDER SERVICING AND TRANSFER AGENT
Shareholder Services, Inc.

CUSTODIAN OF PORTFOLIO SECURITIES
The Bank of New York

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP

LEGAL COUNSEL
Ropes & Gray



This is a copy of a report by Cash Accumulation Trust to its shareholders. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with or when preceded by the Trust's Prospectus. This report does not offer for sale or solicit orders to buy any securities.



                                  SEMI-ANNUAL

                                    REPORT

                                MARCH 31, 1997


                          --------------------------
                                     Cash
                                 Accumulation
                                     Trust
                          --------------------------
                          National Money Market Fund
                          --------------------------